Segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Segmented Information [Line Items]
Total assets	$ 6,270,671	$ 3,974,965
Drilling and development	503,842	290,593
Exploration and evaluation	14,372	29,856
Royalties	(152,167)	(74,476)
Revenue from external customers	1,525,950	1,024,362
Transportation	(51,887)	(43,448)
Operating	(357,014)	(242,267)
General and administration	(51,929)	(54,373)
Current tax income (expense)	(43,577)	(32,107)
Interest expense	(72,759)	(57,313)
Fund flows from operations	838,652	602,565
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	6,270,671	3,974,965
Drilling and development	503,842	290,593
Exploration and evaluation	14,372	29,856
Crude oil and condensate sales	1,119,356	672,076
NGL sales	61,176	38,265
Natural gas sales	497,585	388,497
Royalties	(152,167)	(74,476)
Revenue from external customers	1,525,950	1,024,362
Transportation	(51,887)	(43,448)
Operating	(357,014)	(242,267)
General and administration	(51,929)	(54,373)
Interest expense	(72,759)	(57,313)
Realized loss on derivative instruments	(111,258)	4,721
Realized other income	883	674
Fund flows from operations	838,652	602,565
Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	243	2,316
PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(4,824)	(19,819)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(38,753)	(12,288)
CANADA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	3,060,291	1,542,193
Drilling and development	277,857	148,667
Exploration and evaluation	0	0
Crude oil and condensate sales	541,844	209,560
NGL sales	56,554	37,809
Natural gas sales	72,774	83,534
Royalties	(84,696)	(33,258)
Revenue from external customers	586,476	297,645
Transportation	(29,912)	(17,368)
Operating	(177,499)	(80,444)
General and administration	(6,057)	(9,604)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	373,008	190,229
CANADA | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
CANADA | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
FRANCE | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	918,398	831,783
Drilling and development	79,451	71,087
Exploration and evaluation	307	2,294
Crude oil and condensate sales	360,471	268,102
NGL sales	0	0
Natural gas sales	131	1
Royalties	(46,781)	(28,565)
Revenue from external customers	313,821	239,538
Transportation	(10,426)	(14,627)
Operating	(54,690)	(51,002)
General and administration	(14,170)	(13,585)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	219,451	149,768
FRANCE | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
FRANCE | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(15,084)	(10,556)
NETHERLANDS | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	277,348	203,929
Drilling and development	17,963	15,107
Exploration and evaluation	(480)	16,468
Crude oil and condensate sales	2,462	1,864
NGL sales	0	0
Natural gas sales	163,454	106,196
Royalties	(3,181)	(1,722)
Revenue from external customers	162,735	106,338
Transportation	0	0
Operating	(26,681)	(21,212)
General and administration	(1,947)	(2,212)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	117,546	86,245
NETHERLANDS | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
NETHERLANDS | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(16,561)	3,331
GERMANY | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	284,063	295,026
Drilling and development	10,863	6,165
Exploration and evaluation	4,943	3,366
Crude oil and condensate sales	32,704	23,554
NGL sales	0	0
Natural gas sales	49,745	45,142
Royalties	(6,626)	(6,655)
Revenue from external customers	75,823	62,041
Transportation	(6,420)	(6,207)
Operating	(23,048)	(20,176)
General and administration	(7,401)	(7,767)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	38,954	27,891
GERMANY | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
GERMANY | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
IRELAND | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	709,585	667,068
Drilling and development	224	551
Exploration and evaluation	0	0
Crude oil and condensate sales	0	0
NGL sales	0	0
Natural gas sales	205,150	153,330
Royalties	0	0
Revenue from external customers	205,150	153,330
Transportation	(5,129)	(5,205)
Operating	(15,366)	(17,596)
General and administration	(8,386)	(2,320)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	176,269	128,209
IRELAND | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
IRELAND | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
AUSTRALIA | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	263,739	236,677
Drilling and development	75,638	29,942
Exploration and evaluation	0	0
Crude oil and condensate sales	150,733	154,391
NGL sales	0	0
Natural gas sales	0	0
Royalties	0	0
Revenue from external customers	150,733	154,391
Transportation	0	0
Operating	(53,199)	(50,139)
General and administration	(4,918)	(8,194)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	81,197	71,703
AUSTRALIA | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(4,824)	(19,819)
AUSTRALIA | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	(6,595)	(4,536)
UNITED STATES | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	407,323	73,867
Drilling and development	40,837	19,074
Exploration and evaluation	0	0
Crude oil and condensate sales	31,142	14,605
NGL sales	4,622	456
Natural gas sales	2,701	294
Royalties	(10,070)	(4,276)
Revenue from external customers	28,395	11,079
Transportation	0	(41)
Operating	(6,421)	(1,698)
General and administration	(6,306)	(4,341)
Interest expense	0	0
Realized loss on derivative instruments	0	0
Realized foreign exchange gain	0	0
Realized other income	0	0
Fund flows from operations	15,668	4,999
UNITED STATES | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
UNITED STATES | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Corporate | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	349,924	124,422
Drilling and development	1,009	0
Exploration and evaluation	9,602	7,728
Crude oil and condensate sales	0	0
NGL sales	0	0
Natural gas sales	3,630	0
Royalties	(813)	0
Revenue from external customers	2,817	0
Transportation	0	0
Operating	(110)	0
General and administration	(2,744)	(6,350)
Interest expense	(72,759)	(57,313)
Realized loss on derivative instruments	(111,258)	4,721
Realized other income	883	674
Fund flows from operations	(183,441)	(56,479)
Corporate | Reportable segments [member] | Operating Segments [Member]
Disclosure Of Segmented Information [Line Items]
Realized foreign exchange gain	243	2,316
Corporate | PRRT [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	0	0
Corporate | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Current tax income (expense)	$ (513)	$ (527)